Leases - Summary of expenses related to right-of-use assets and lease liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	€ (3,620)	€ (2,526)	€ (2,195)
Interest expenses form lease	(613)	(288)	(260)
Expenses relating to short-term leases and low-value assets (included in administrative expenses)	(190)	(95)	(51)
Buildings [member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	(3,151)	(2,199)	(2,036)
Laboratory equipment
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	(277)	(162)
IT and telecommunication
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	(103)	(98)	(101)
Vehicles [member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	(66)	(59)	(50)
Other assets [member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	€ (23)	€ (8)	€ (8)